ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 228,040	$ 509,523
Prepaid expenses and other current assets	38,997	38,721
Total current assets	316,050	553,849
Total assets	3,236,701	3,593,522
Current liabilities:
Accrued expenses and other current liabilities	135,514	165,688
Payables to affiliated companies	$ 18,799	$ 81,178
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 156,777	$ 247,389
Total liabilities	2,507,718	2,717,377
Shareholders' equity:
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive losses	(12,656)	(11,671)
Accumulated losses	(1,798,683)	(1,665,166)
Total shareholders' equity	666,104	800,606
Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	77	77
Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	7	7
Parent Company [Member]
Current assets:
Cash and cash equivalents	28	27
Receivables from a subsidiary	6,330	3,398
Prepaid expenses and other current assets	3	7
Total current assets	6,361	3,432
Investments in subsidiaries	668,012	802,512
Total assets	674,373	805,944
Current liabilities:
Accrued expenses and other current liabilities	1,503	739
Payables to affiliated companies	$ 346	$ 474
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to subsidiaries	$ 6,420	$ 4,125
Total current liabilities	8,269	5,338
Total liabilities	8,269	5,338
Shareholders' equity:
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive losses	(12,656)	(11,671)
Accumulated losses	(1,798,683)	(1,665,166)
Total shareholders' equity	666,104	800,606
Total liabilities and shareholders' equity	674,373	805,944
Parent Company [Member] | Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	77	77
Parent Company [Member] | Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	$ 7	$ 7